Revenue and other income - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers
Revenues	€ 3,643	€ 24,928
Research tax credit	1,900	1,600
Services
Disclosure of disaggregation of revenue from contracts with customers
Revenues	575	21,522
Contract modification adjustment		21,200
Other sales
Disclosure of disaggregation of revenue from contracts with customers
Revenues	3,068	3,406
Janssen Pharmaceutica NV | Services
Disclosure of disaggregation of revenue from contracts with customers
Revenues	300
Janssen Pharmaceutica NV | Technology Transfer
Disclosure of disaggregation of revenue from contracts with customers
Revenues	300
Janssen Pharmaceutica NV | Other sales
Disclosure of disaggregation of revenue from contracts with customers
Revenues	€ 3,100
Janssen Pharmaceutica BV | Other sales
Disclosure of disaggregation of revenue from contracts with customers
Revenues		3,400
Janssen Pharmaceutica BV | Recharge
Disclosure of disaggregation of revenue from contracts with customers
Revenues		€ 400